Note 8 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Beginning balance	$ 830	$ 742
Additions	0	120
Additions	82	0
Reductions	0	(19)
Lapses in statues of limitations	0	(13)
Ending balance	$ 912	$ 830